Installment Loans (Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019		Mar. 31, 2018
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 58,011		¥ 54,672		¥ 59,227
Provision (Reversal)		24,425		22,525		17,265
Charge-offs		(24,920)		(20,430)		(20,566)
Recoveries		788		1,217		1,101
Other		(1,468)	[1]	27	[1]	(2,355)	[2]
Ending balance		56,836		58,011		54,672
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[3]	3,186		4,292		6,061
Provision (Reversal)	[3]	(24)		(331)		(539)
Charge-offs	[3]	(1,789)		(822)		(1,375)
Recoveries	[3]	77		126		152
Other	[3],[4]	8	[1]	(79)	[1]	(7)	[2]
Ending balance	[3]	¥ 1,458		¥ 3,186		¥ 4,292

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to sales of loans.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[4]	Other includes foreign currency translation adjustments.